BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, authorized preferred shares	1,666,667	1,666,667
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	16,666,667	16,666,667
Common stock, shares issued	7,537,160	6,153,656
Common stock, shares outstanding	7,537,160	6,153,656